15 INCOME TAXES: Schedule of deductible temporary differences (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Other temporary differences	$ 16,390	$ 74,838	$ 78,660
Equipment	1,408.601	1,318,118	98,010
Intangible assets	0	1,682	948,570
Share issuance and financing costs	458,062	630,643	791,570
Non-capital loss carry forwards	$ 27,863,262	$ 22,166,482	$ 18,237,240